SHORT-TERM AND LONG-TERM DEBT (Schedule of Debt Principal) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 921,270
2024	295,494
2025	437,200
2026	235,242
2027	185,158
Thereafter	139,272
Total debt principal	$ 2,213,636	$ 1,903,755